Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis - Spartacus Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Money Market held in trust Account		$ 5,071
U.S. Treasury Securities held in Trust Account		203,023,911
Cash and marketable securities held in Trust Account		203,028,982
Warrant Liability – Public Warrants	$ 15,900,000	11,200,000
Warrant Liability – Private Placement Warrants	16,012,500	11,812,500
Quoted Prices in Active Markets (Level 1) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Money Market held in trust Account		5,071
U.S. Treasury Securities held in Trust Account		203,023,911
Cash and marketable securities held in Trust Account		203,028,982
Warrant Liability – Public Warrants	15,900,000	11,200,000
Warrant Liability – Private Placement Warrants
Significant Other Observable Inputs (Level 2) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Money Market held in trust Account
U.S. Treasury Securities held in Trust Account
Cash and marketable securities held in Trust Account
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants
Significant Other Unobservable Inputs (Level 3) [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis [Line Items]
U.S. Money Market held in trust Account
U.S. Treasury Securities held in Trust Account
Cash and marketable securities held in Trust Account
Warrant Liability – Public Warrants
Warrant Liability – Private Placement Warrants	$ 16,012,500	$ 11,812,500